Loans - Summary of Total Contractually Required Principal and Interest Cash Payments, Management's Estimate of Expected Total Cash Payments and Carrying Value of Loans (Detail) (USD $)
In Thousands, unless otherwise specified
Dec. 31, 2014
Receivables [Abstract]
Contractually required principal and interest	$ 6,532
Non-accretable difference	(1,270)
Cash flows expected to be collected	5,262
Accretable yield	(947)
Carrying value of acquired loans	4,315
Allowance for loan losses	0
Carrying value less allowance for loan losses	$ 4,315